FINANCIAL RISK MANAGEMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Risk Management [Line Items]
Percentage CAD strengthening against USD	10.00%
Fair value of senior secured notes	$ 527,958
Carrying value	497,388
Settlement receivables	$ 4,885	$ 4,676
Commodity Derivatives [Member]
Disclosure Of Financial Risk Management [Line Items]
Interest rate basis points	100 basis points
Two Customers [Member]
Disclosure Of Financial Risk Management [Line Items]
Revenue from significant customers	82.00%	88.00%